Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Estimated Useful Lives for Significant Property and Equipment	The estimated useful lives for significant property and equipment categories are as follows:
Furniture and Fixtures	5 - 7 Years
Computer Equipment	5 - 7 Years
Software	3 Years